Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Registrant Name	Aegean Marine Petroleum Network Inc.
Entity Central Index Key	0001344376
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	48,247,687
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Entity Trading Symbol	anw